EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings (loss) per share

	Year Ended December 31, 2017			Year Ended December 31, 2016
	Earnings	Weighted average shares outstanding	Earnings per share	Loss	Weighted average shares outstanding	Loss per share
Basic EPS(1)	$81,793	312,804,323	$0.26	$117,876	289,726,501	$0.41
Dilutive
securities:
Share options	—	29,177	—	—	261,545	—
Diluted EPS	$81,793	312,833,500	$0.26	$117,876	289,988,046	$0.41

(1)	The weighted average shares outstanding used in the basic earnings per share calculation includes the dilutive impact of 417,000 DSAs (year ended December 31, 2016: 463,000 DSAs).